Note 3 - Balance Sheet Components - Schedule of Accrued Expenses - 10Q (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll-related liabilities	$ 212,483	$ 986,691	$ 114,337
Other accrued expenses	486,293	270,881	602,594
Total accrued expenses	$ 699,076	$ 1,257,572	$ 716,931